SoFi Social 50 ETF

Schedule of Investments

May 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace & Defense - 0.8%
The Boeing Co. (a)	993	$205,869

Airlines - 0.8%
American Airlines Group, Inc. (a)	8,714	99,427
Delta Air Lines, Inc.	2,286	110,619
		210,046

Apparel - 0.8%
Nike, Inc. - Class B	3,102	187,950

Auto Manufacturers - 16.6%
Ford Motor Co.	22,593	234,515
Lucid Group, Inc. (a)(b)	63,364	141,302
NIO, Inc. - Class C - ADR (a)(b)	45,827	162,228
Rivian Automotive, Inc. - Class A (a)(b)	54,463	791,347
Tesla, Inc. (a)	7,981	2,765,097
		4,094,489

Banks - 1.5%
NU Holdings Ltd. - Class A (a)	30,007	360,384

Beverages - 0.8%
The Coca-Cola Co.	2,877	207,432

Commercial Services - 1.3%
Block, Inc. - Class A (a)	1,693	104,543
PayPal Holdings, Inc. (a)	3,037	213,440
		317,983

Computers - 4.0%
Apple, Inc.	4,983	1,000,836

Diversified Financial Services - 1.7%
Coinbase Global, Inc. - Class A (a)	1,702	419,747

Entertainment - 0.9%
AMC Entertainment Holdings, Inc. - Class A (a)(b)	27,468	97,786
DraftKings, Inc. - Class A (a)	3,132	112,376
		210,162

Insurance - 4.3%
Berkshire Hathaway, Inc. - Class B (a)(b)	2,113	1,064,867

Internet - 20.0%
Airbnb, Inc. - Class A (a)	892	115,068
Alibaba Group Holding Ltd. - ADR (b)	1,778	202,408
Alphabet, Inc. - Class A	6,665	1,144,647
Amazon.com, Inc. (a)	5,976	1,225,140
Maplebear, Inc. (a)	1,253	57,224
Meta Platforms, Inc. - Class A	1,857	1,202,389
Netflix, Inc. (a)	379	457,540
Reddit, Inc. - Class A (a)	2,299	258,293
Shopify, Inc. - Class A (a)(b)	2,695	288,958
		4,951,667

Leisure Time - 0.6%
Carnival Corp. (a)	6,838	158,778

Media - 1.7%
The Walt Disney Co.	3,756	424,578

Oil & Gas - 0.8%
Exxon Mobil Corp.	1,959	200,406

Pharmaceuticals - 1.5%
Johnson & Johnson	660	102,439
Pfizer, Inc.	9,950	233,725
Tilray Brands, Inc. (a)(b)	56,039	23,856
		360,020

Retail - 8.0%
Costco Wholesale Corp.	883	918,479
GameStop Corp. - Class A (a)(b)	14,100	420,180
Starbucks Corp.	1,173	98,473
Target Corp. (b)	1,300	122,213
Walmart, Inc.	4,148	409,491
		1,968,836

Semiconductors - 20.6%
Advanced Micro Devices, Inc. (a)	8,163	903,889
ARM Holdings PLC - ADR (a)(b)	2,431	302,757
Broadcom, Inc.	2,101	508,589
Intel Corp.	13,406	262,087
NVIDIA Corp.	19,426	2,625,035
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,596	501,859
		5,104,216

Software - 10.2%
Microsoft Corp.	2,545	1,171,616
Palantir Technologies, Inc. - Class A (a)	8,938	1,177,850
SoundHound AI, Inc. - Class A (a)(b)	17,015	172,022
		2,521,488

Telecommunications - 1.6%
AT&T, Inc.	8,379	232,936
Verizon Communications, Inc.	3,529	155,135
		388,071
TOTAL COMMON STOCKS (Cost $17,963,600)		24,357,825

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.1%
Realty Income Corp. (b)	4,748	268,832
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $275,643)		268,832

SHORT-TERM INVESTMENTS - 15.0%	Units
Investments Purchased with Proceeds from Securities Lending - 14.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (c)	3,630,834	3,630,834

Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.23% (c)	85,478	85,478
TOTAL SHORT-TERM INVESTMENTS (Cost $3,716,312)		3,716,312

TOTAL INVESTMENTS - 114.6% (Cost $21,955,555)		28,342,969
Liabilities in Excess of Other Assets - (14.6)%		(3,621,197)
TOTAL NET ASSETS - 100.0%		$24,721,772

Percentages are stated as a percent of net assets

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $3,442,157 which represented 13.9% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SoFi Social 50 ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,357,825	$—	$—	$24,357,825
Real Estate Investment Trusts - Common	268,832	—	—	268,832
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,630,834
Money Market Funds	85,478	—	—	85,478
Total Investments	$24,712,135	$—	$—	$28,342,969

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,630,834 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.